Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of initial application of standards or interpretations
During the financial year, the following new and revised accounting standards and amendments to standards applicable to the Group, became effective and had no material impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions (Amendment to IFRS 16)	In response to the COVID-19 coronavirus pandemic, the IASB has issued amendments to IFRS 16 Leases (IFRS 16) to allow lessees not to account for rent concessions as lease modifications if they are a direct consequence of COVID-19 and meet certain conditions. Rent concessions included in the ambit of the amendment might take a variety of forms, including payment holidays and deferral of lease payments. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted. The Group did not receive any material rent concessions as a direct result of COVID-19.	1 June 2020
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
Interbank offered rates (IBOR) reform refers to the global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates with alternative benchmark rates. Under the detailed rules of IFRS 9 Financial Instruments (IFRS 9), modifying a financial contract can require recognition of a significant gain or loss in the income statement. However, the amendments introduce a practical expedient if a change results directly from IBOR reform and occurs on an ‘economically equivalent’ basis. In these cases, changes will be accounted for by updating the effective interest rate.
A similar practical expedient applies under IFRS 16 for lessees when accounting for lease modifications required by IBOR reform. IBOR reform will generally result in a change in the basis for determining the contractual cash flows of that financial asset or financial liability.
The US$600 million RCF and the R5.5 billion RCF (refer note 28) are both linked to IBOR and therefore subject to the IBOR reform amendment, which came into effect on 1 January 2021. However, at the reporting date, none of the Group's IBOR-linked interest rates had been changed due to IBOR reform. The R5.5 billion RCF is linked to JIBAR and is not drawn down, however the JIBAR is only expected to be impacted by the reform at a later stage and any impact thereof is to be considered when this occurs. The US$600 million RCF is linked to a US LIBOR and will be refinanced or restructured depending on the developments in respect of the US LIBOR reform. Therefore, the Group was not impacted when the amendment became effective.
The Group will assess the impact on the balances and cash flows linked to rates changes arising from IBOR reform when more information is available on the quoted rates that will replace the current IBOR applicable to the Group. The potential future impact arising from these amendments was not yet known at the reporting date.
1 January 2021
[1] Effective date refers to annual period beginning on or after said date

Disclosure of expected impact of initial application of new standards or interpretations
Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2022 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16 – the 2021 Amendment)[2]	A one-year extension to the practical expedient for COVID-19 related rent concessions under IFRS 16 has been published by the IASB. This amendment is a response to the ongoing economic challenges resulting from the COVID-19 coronavirus pandemic. The extension is available for adoption immediately, subject to any local endorsement requirements.	1 April 2021
Annual Improvements to IFRS Standards 2018-2020[2]
As part of its process to make non-urgent but necessary amendments to IFRS Standards, the IASB has issued the Annual Improvements to IFRS Standards 2018–2020. The amendments applicable to the Group relate to:
•IFRS 9 - clarifies which fees should be included in the 10% test for derecognition of financial liabilities; and
•IFRS 16 - amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.
1 January 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)[2]
In the process of making an item of property, plant or equipment (PPE) available for its intended use, an entity may produce and sell items. Under the amendments, proceeds from selling items before the related item of PPE is available for use should be recognised in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.
1 January 2022
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)[2]
The amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets (IAS 37) clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, an entity recognises any impairment loss that has occurred on assets used in fulfilling the contract.
1 January 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)[2]
Minor amendments were made to IFRS 3 Business Combinations (IFRS 3) to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognised at the acquisition date.
1 January 2022
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)[2]
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 Presentation of Financial Statements (IAS 1) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.
1 January 2023
Definition of Accounting Estimate (Amendments to IAS 8)[2]
The IASB has issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8) to clarify how entities should distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. This is due to the term "accounting estimate" not being defined and the previous definition of a "change in accounting estimate" being unclear.
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.
1 January 2023
1 Effective date refers to annual period beginning on or after said date
2 No material impact expected
Standards, interpretations and amendments to published standards which are not yet effective (continued)

Pronouncement	Details of amendments	Effective date[1]
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)[2]	The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, entities will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.	1 January 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)[2]	To assist preparers of financial statements, the IASB had previously refined its definition of ‘material’ (effective 1 Jan 2020) and issued non-mandatory practical guidance on applying the concept of materiality. As the final step of the materiality improvements, the IASB issued amendments on the application of materiality to the disclosure of accounting policies. The key amendments include requirements for entities to disclose their material accounting policies rather than their significant accounting policies as well as certain clarifications regarding accounting policies related to material transactions or events.	1 January 2023
[1] Effective date refers to annual period beginning on or after said date
2 No material impact expected

Disclosure significant accounting policies subject to significant judgements, estimates and assumptions
For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill
Equity-accounted investments	18 - Equity-accounted investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings and derivative financial instrument
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities

Schedule of dissenting shareholder liability
The following table summarises the changes in the Marikana dividend obligation:

Figures in million – SA rand	Notes	2021	2020	2019
Balance at the beginning of the year		—	—	—
Initial recognition of the Marikana dividend obligation		1,146	—	—
Interest - unwinding of amortised cost	5.2	87	—	—
Loss on revised estimated cash flows[1]	7	468	—	—
Payments made		(162)	—	—
Balance at end of the year		1,539	—	—
[1] The loss on revised estimated cash flow is primarily as a result of an increase in the long-term PGM basket price